Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 77,073	$ 65,073
Less: Accumulated depreciation	267,743	388,447
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	137,523	137,046
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	131,894	239,641
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	24,594	27,215
Leasehold improvementst [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 50,805	$ 49,618